UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geosphere Capital Management LLC
Address: 733 Third Avenue
         19th Floor
         New York, NY  10017

13F File Number:  028-12989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rick Muller
Title:     Chief Operating Officer
Phone:     212-616-1130

Signature, Place, and Date of Signing:

  /s/ Rick Muller     New York, NY     May 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $64,939 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     3019    34528 SH       SOLE                    34528        0        0
C&J ENERGY SVCS INC            COM              12467B304      744    32500 SH       SOLE                    32500        0        0
CABOT OIL & GAS CORP           COM              127097103     1311    19397 SH       SOLE                    19397        0        0
CIMAREX ENERGY CO              COM              171798101     1019    13505 SH       SOLE                    13505        0        0
COMSTOCK RES INC               COM NEW          205768203      705    43400 SH       SOLE                    43400        0        0
CONSOL ENERGY INC              COM              20854P109     8321   247266 SH       SOLE                   247266        0        0
DELEK US HLDGS INC             COM              246647101     1973    50000 SH       SOLE                    50000        0        0
DIAMONDBACK ENERGY INC         COM              25278X109     1086    40462 SH       SOLE                    40462        0        0
DIANA SHIPPING INC             COM              Y2066G104     1194   112000 SH       SOLE                   112000        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100     1437    38843 SH       SOLE                    38843        0        0
GULFPORT ENERGY CORP           COM NEW          402635304     4911   107164 SH       SOLE                   107164        0        0
HALCON RES CORP                COM NEW          40537Q209     1870   240000 SH       SOLE                   240000        0        0
HALLIBURTON CO                 COM              406216101      768    19000 SH       SOLE                    19000        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107      744    32500 SH       SOLE                    32500        0        0
INTEROIL CORP                  COM              460951106     2220    29166 SH       SOLE                    29166        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     5898   100000 SH  PUT  SOLE                   100000        0        0
KODIAK OIL & GAS CORP          COM              50015Q100      773    85000 SH       SOLE                    85000        0        0
LUFKIN INDS INC                COM              549764108      763    11500 SH       SOLE                    11500        0        0
MARATHON PETE CORP             COM              56585A102     1084    12100 SH       SOLE                    12100        0        0
NORDIC AMERICAN TANKERS LIMI   COM              G65773106     1155   100000 SH  PUT  SOLE                   100000        0        0
NUCOR CORP                     COM              670346105     4485    97175 SH       SOLE                    97175        0        0
OASIS PETE INC NEW             COM              674215108      761    20000 SH       SOLE                    20000        0        0
OIL STS INTL INC               COM              678026105     1032    12650 SH       SOLE                    12650        0        0
PETROLOGISTICS LP              UNIT LTD PTH INT 71672U101     1277    92692 SH       SOLE                    92692        0        0
PHILLIPS 66                    COM              718546104      805    11500 SH       SOLE                    11500        0        0
QEP RES INC                    COM              74733V100      748    23500 SH       SOLE                    23500        0        0
REX ENERGY CORPORATION         COM              761565100      742    45000 SH       SOLE                    45000        0        0
ROWAN COMPANIES PLC            SHS CL A         G7665A101      760    21500 SH       SOLE                    21500        0        0
RPC INC                        COM              749660106     1024    67500 SH       SOLE                    67500        0        0
SCORPIO TANKERS INC            SHS              Y7542C106     4032   452000 SH       SOLE                   452000        0        0
STATOIL ASA                    SPONSORED ADR    85771P102      763    31000 SH       SOLE                    31000        0        0
TALISMAN ENERGY INC            COM              87425E103     1159    94646 SH       SOLE                    94646        0        0
TECK RESOURCES LTD             CL B             878742204     3361   119352 SH       SOLE                   119352        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100      753    14500 SH       SOLE                    14500        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     1897  1083906 SH       SOLE                  1083906        0        0
WEATHERFORD INTERNATIONAL LT   REG SHS          H27013103      345    28400 SH  CALL SOLE                    28400        0        0